Document and Entity Information	12 Months Ended
Dec. 31, 2024
Cover [Abstract]
Document Type	DEF 14A
Entity Registrant Name	AvalonBay Communities, Inc.
Entity Central Index Key	0000915912
Amendment Flag	false